Financial risk management and financial instruments - Summary of Changes in Convertible Notes (Details) - Exchangeable Notes Due 2026 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Beginning Balance	€ 1,203	€ 1,128
Changes in fair value recognized in consolidated statement of operations	240	97
Changes in fair value recorded in other comprehensive income	8	14
Effect of changes in foreign exchange rates	88	(36)
Ending Balance	€ 1,539	€ 1,203